Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 15,791	$ 17,781	$ 25,586
Restricted cash			3,044
Accounts receivable, net of allowance for doubtful accounts	2,969	1,444	783
Inventory	51,812	49,846	27,127
Prepaid expenses	1,820	1,624	293
Prepaid inventory	1,703	2,002	7,461
Prepaid income tax	525	525
Other current assets	396	267	1,787
Total Current Assets	75,016	73,489	66,081
Property and Equipment
Machinery and equipment	11,147	10,214	3,615
Office furniture and equipment	275	275	201
Leasehold improvements	1,717	1,709	1,307
Vehicle	33	195	195
Total	13,172	12,393	5,318
Less accumulated depreciation and amortization	(1,884)	(1,633)	(857)
Property and Equipment, Net	11,288	10,760	4,461
Operating lease right of use asset	4,205	4,513	5,709
Total Assets	90,509	88,762	76,251
Current Liabilities
Accounts payable	18,824	13,475	11,360
Accrued payroll and other liabilities	8,199	6,295	2,608
Customer deposits	418	238	434
Uncertain tax position liability	128	128
Income tax payable			631
Notes payable, related party		19,242	1,875
Operating lease liability, current portion	1,215	1,188	1,082
Total Current Liabilities	50,483	40,566	17,990
Long-Term Liabilities
Notes payable-noncurrent, net of debt issuance costs			37,053
Deferred tax liabilities			453
Warrant liabilities	4,141	32,831
Accrued expenses-long term	361	492
Operating lease liability, net of current portion	3,209	3,541	4,694
Total Long-Term Liabilities	7,711	36,864	42,200
Total Liabilities	58,194	77,430	60,190
Commitments and Contingencies (See Note 5)
Equity
Common stock, 170,000,000 shares at $0.0001 par value, authorized, 45,795,502 and 43,272,728 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	5	4	4
Preferred stock, 5,000,000 shares at $0.0001 par value, authorized, no shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively
Additional paid in capital	54,551	38,461	3,619
Retained deficit	(22,241)	(27,133)	12,438
Total Equity	32,315	11,332	16,061
Total Liabilities and Shareholders’ Equity	90,509	88,762	$ 76,251
Nonrelated Party [Member]
Current Liabilities
Notes payable, related party	20,699	19,242
Related Party [Member]
Current Liabilities
Notes payable, related party	$ 1,000